Organizational structure (Tables)	12 Months Ended
Mar. 31, 2025
Interests in other entities [Abstract]
Disclosure of interests in other entities
Dr. Reddy’s Laboratories Limited is the parent company. Tabulated below is the list of subsidiaries, joint ventures and associates as of March 31, 2025:

Name of the subsidiaries/associates/joint ventures	Country of Incorporation	Percentage of Direct/Indirect Ownership Interest
Aurigene Discovery Technologies (Malaysia) Sdn. Bhd.	Malaysia	100% (1)
Aurigene Oncology Limited (formerly, Aurigene Discovery Technologies Limited)	India	100%
Aurigene Pharmaceutical Services Limited	India	100% (1)
beta Institute gemeinnützige GmbH	Germany	100% (6)
betapharm Arzneimittel GmbH	Germany	100% (6)
Cheminor Employees Welfare Trust	India	Refer to below footnote (12)
Cheminor Investments Limited	India	100%
Chirotech Technology Limited (dissolved on September 18, 2024).	United Kingdom	100%
Clean Renewable Energy KK 2A Private Limited (from July 31, 2024)	India	26.99% (10)
Dr. Reddy’s (Beijing) Pharmaceutical Co. Limited	China	100% (7)
Dr. Reddy’s and Nestlé Health Science Limited (formerly, Dr. Reddy’s Nutraceuticals Limited) (refer note 36.A for details)	India	51%
Dr. Reddy’s Bio-Sciences Limited	India	100%
Dr. Reddy’s Employees ESOS Trust	India	Refer to below footnote (12)
Dr. Reddy’s Farmaceutica Do Brasil Ltda.	Brazil	100%
Dr. Reddy’s Finland Oy (from December 20, 2024)	Finland	100% (7)
Dr. Reddy’s Formulations Limited	India	100%
Dr. Reddy’s Laboratories (Australia) Pty. Limited	Australia	100% (7)
Dr. Reddy’s Laboratories (EU) Limited	United Kingdom	100% (7)
Dr. Reddy’s Laboratories (Proprietary) Limited	South Africa	100% (7)
Dr. Reddy’s Laboratories (Thailand) Limited	Thailand	100% (7)
Dr. Reddy’s Laboratories (UK) Limited	United Kingdom	100% (3)
Dr. Reddy’s Laboratories Canada, Inc.	Canada	100% (7)
Dr. Reddy’s Laboratories Chile SPA.	Chile	100% (7)
Dr. Reddy’s Laboratories Inc.	U.S.A.	100% (7)
Dr. Reddy’s Laboratories Jamaica Limited (from September 25, 2023)	Jamaica	100% (7)
Dr. Reddy’s Laboratories Japan KK	Japan	100% (7)
Dr. Reddy’s Laboratories Kazakhstan LLP	Kazakhstan	100% (7)
Dr. Reddy’s Laboratories LLC	Russia	100% (7)
Dr. Reddy’s Laboratories LLC, Ukraine	Ukraine	100% (7)
Dr. Reddy’s Laboratories Louisiana LLC (divested on March 21, 2025)	U.S.A.	100% (4)
Dr. Reddy’s Laboratories Malaysia Sdn. Bhd.	Malaysia	100% (7)
Dr. Reddy’s Laboratories New York, LLC	U.S.A.	100% (7)
Dr. Reddy’s Laboratories Philippines Inc.	Philippines	100% (7)
Dr. Reddy’s Laboratories Romania Srl	Romania	100% (7)
Dr. Reddy’s Laboratories SA	Switzerland	100%
Dr. Reddy’s Laboratories SAS	Colombia	100% (7)
Dr. Reddy’s Laboratories Taiwan Limited	Taiwan	100% (7)
Dr. Reddy’s New Zealand Limited.	New Zealand	100% (7)
Dr. Reddy’s Research Foundation	India	Refer to below footnote (7)
Dr. Reddy’s Srl	Italy	100% (7)
Dr. Reddy’s Venezuela, C.A. (dissolved on June 5, 2024)	Venezuela	100%
Dr. Reddy's Denmark ApS (from October 4, 2024)	Denmark	100% (7)
Dr. Reddy's Netherlands B.V. (formerly Dr.Reddy’s Research and Development B.V.)	Netherlands	100% (7)
DRES Energy Private Limited	India	26% (7)
DRL Impex Limited	India	100% (7)
Idea2Enterprises (India) Pvt. Limited	India	100%
Imperial Owners and Land Possessions Private Limited (Formerly, Imperial Credit Private Limited) (entity under liquidation)	India	100%
Industrias Quimicas Falcon de Mexico, S.A. de CV	Mexico	100%
Kunshan Rotam Reddy Medicine Company Limited	China	51.33% (2)(10)(14)
Kunshan Rotam Reddy Pharmaceutical Co. Limited	China	51.33% (2)(10)
Lacock Holdings Limited	Cyprus	100%(7)
Nimbus Health GmbH	Germany	100% (6)
North Star OpCo Limited (from September 30, 2024)	United Kingdom	100% (13)

North Star Sweden AB (from September 30, 2024)	Sweden	100% (13)
Northstar Switzerland SARL (from September 30, 2024)	Switzerland	100% (7)
O2 Renewable Energy IX Private Limited	India	26% (10)
Promius Pharma LLC	U.S.A.	100% (4)
Reddy Holding GmbH	Germany	100% (7)
Reddy Netherlands B.V.	Netherlands	100% (7)
Reddy Pharma Iberia SAU	Spain	100% (7)
Reddy Pharma Italia S.R.L.	Italy	100% (7)
Reddy Pharma SAS	France	100% (7)
Svaas Wellness Limited	India	100%

(1)	Indirectly owned through Aurigene Oncology Limited ( Formerly, Aurigene Discovery Technologies Limited) .

(2)
Kunshan Rotam Reddy Pharmaceutical Co. Limited and Kunshan Rotam Reddy Medicine Company Limited are subsidiaries as per Indian Companies Act, 2013, as the Company holds a 51.33% stake. However, the Company accounts for this investment by the equity method and does not consolidate it in the Company’s financial statements.

(3)	Indirectly owned through Dr. Reddy’s Laboratories (EU) Limited.

(4)	Indirectly owned through Dr. Reddy’s Laboratories Inc.

(5)	Indirectly owned through Lacock Holdings Limited.

(6)	Indirectly owned through Reddy Holding GmbH.

(7)	Indirectly owned through Dr. Reddy’s Laboratories SA.

(8)	Indirectly owned through Reddy Pharma Italia S.R.L.

(9)	Indirectly owned through Reddy Netherlands B.V.

(10)	Accounted using equity method as per IAS 28, “ Investment in Associates and Joint Ventures”.

(11)	Indirectly owned through Idea2Enterprises (India) Pvt. Limited.

(12)	The Company does not have any equity interests in this entity but has significant influence or control over it.

(13)	Indirectly owned through North Star Switzerland SARL.

(1 4 )	Indirectly owned and wholly owned subsidiary of Kunshan Rotam Reddy Pharmaceutical Co. Limited.